Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 MOP (MOP$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Exempt from income tax	$ 8,960			$ 8,930	$ 8,928
Percentage of valuation allowances	100.00%	100.00%	100.00%
Valuation allowances of deferred tax assets	$ 425			$ 759	$ 818
Macau Enterprise Income Tax Law [Member]
Income Taxes [Line Items]
Exempt from income tax	74,663		MOP$ 600,000
Exceeds income amount	$ 74,663		MOP$ 600,000
Percentage of excess income tax	12.00%	12.00%	12.00%
Hong Kong Enterprise Income Tax Law [Member]
Income Taxes [Line Items]
Exempt from income tax	$ 256,312	$ 2,000,000
Exceeds income amount	$ 256,312	$ 2,000,000
Percentage of excess income tax	16.50%	16.50%	16.50%
Percentage of income tax	8.25%	8.25%	8.25%